Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Intangible assets, net

13.  Intangible assets, net

The composition and movement of intangible assets is as follows:

	Useful				Gross value						Accumulated amortization						Net carrying amount
	life				At December 31,
	years				2018		2017		2016		2018		2017		2016		2018		2017		2016
Software	1	-	4	s	Ps.	503,467	Ps.	441,803	Ps.	313,028	Ps.	(324,343)	Ps.	(251,383)	Ps.	(198,987)	Ps.	179,124	Ps.	190,420	Ps.	114,041

Balance as of January 1, 2016	Ps.	94,649
Additions		60,792
Disposals		(1,277)
Amortization		(40,290)
Exchange differences		167
Balance as of January 1, 2017		114,041
Additions		130,908
Disposals		(1,976)
Amortization		(52,396)
Exchange differences		(157)
Balance as of December 31, 2017		190,420
Additions		71,007
Disposals		(9,368)
Amortization		(72,885)
Exchange differences		(50)
Balance as of December 31, 2018	Ps.	179,124

Software amortization expense for the years ended December 31, 2018, 2017 and 2016 was Ps.72,885, Ps.52,396 and Ps.40,290, respectively. These amounts were recognized in depreciation and amortization in the consolidated statements of operations.